Concentrations	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
CONCENTRATIONS
22.	CONCENTRATIONS

Sales Concentrations

In 2014, approximately 41% of the Company’s revenue was received from two customers. In 2013, approximately 23% of the Company’s revenue was received from one customer.

Geographic Concentrations

The Company sells to customers located in the United States of America and in international markets. Revenues to customers outside the United States represent 52% and 32% of net revenues for the years ended December 31, 2014 and 2013, respectively. Revenues from customers in the United Kingdom represented 12% and 5% of our 2014 and 2013 revenues, respectively.

CTSAS’ operations are our only operations outside the United States of America. CTSAS’ net assets were approximately $3,362,000 and $5,245,000 as of December 31, 2014 and 2013, respectively.

Concentrations of Credit Risk Arising from Financial Instruments

As of December 31, 2014, three customers combined represented approximately 49% of gross accounts receivable and royalty receivable, and no other customer owed more than 10% of gross accounts receivable. All of these accounts receivable were collected in full in the first quarter of 2015. As of December 31, 2013 three customers combined represented 47% of gross accounts receivable and no other customer owed more than 10% of gross accounts receivable.

The Company maintains cash in several different financial institutions in amounts that typically exceed U.S. federally insured limits and in financial institutions in international jurisdictions where insurance is not provided. The Company has not experienced any losses in such accounts and the Company believes it is not exposed to significant credit risk. Beginning in 2013, insurance coverage reverted to $250,000 per depositor at each financial institution and the cash balances exceed federally-insured limits by approximately $1.5 million. As of December 31, 2014, cash in non-U.S. bank accounts that were not insured by a federal government totaled approximately $790,000.